Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless and wireline communications services and equipment, managed networking, wholesale services, and advertising solutions.

All significant intercompany transactions are eliminated in the consolidation process. Investments in partnerships and less than majority-owned subsidiaries where we have significant influence are accounted for under the equity method. Earnings from certain foreign equity investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 7).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. We have reclassified certain amounts in prior-period financial statements to conform to the current period's presentation. On the consolidated balance sheets, income taxes receivable has been reclassified from “Accrued taxes” to “Other current assets.”

New Accounting Standards In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, “Presentation of Comprehensive Income,” which will no longer allow the presentation of the components of other comprehensive income in the consolidated statements of changes in stockholders' equity or footnotes for interim reporting. For reporting periods beginning after December 31, 2011, ASU 2011-05 requires presentation of other comprehensive income in combination with, or directly following the consolidated statements of income. In December 2011, ASU 2011-05 was amended to delay the proposed identification of reclassification adjustments in the consolidated statements of income. We are currently evaluating the allowable disclosure alternatives under the new guidance.

Employee Separations We established obligations for expected termination benefits provided under existing plans to former or inactive employees after employment but before retirement. These benefits include severance payments, workers' compensation, disability, medical continuation coverage and other benefits. At December 31, 2011, we had severance accruals of $335 and at December 31, 2010, we had severance accruals of $848. The decline was primarily due to payments during the year.

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. The tax basis of assets and liabilities is based on amounts that meet the recognition threshold and are measured in accordance with current standards. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We report, on a net basis, taxes imposed by governmental authorities on revenue-producing transactions between us and our customers in our consolidated statements of income.

Certain reclassifications have been made to prior periods to conform with current reporting. On the consolidated balance sheet, income taxes receivable has been reclassified from “Accrued taxes” to “Other current assets.”

Cash and Cash Equivalents Cash and cash equivalents include all highly-liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2011, we held $1,182 in cash and $2,003 in money market funds and other cash equivalents.

Revenue Recognition Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our wireless service revenues are billed either in advance, arrears or are prepaid.

We record an estimated revenue reduction for future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. Cash incentives given to customers are recorded as a reduction of revenue. When required as part of providing service, revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Associated expenses are deferred only to the extent of such deferred revenue. For contracts that involve the bundling of services, revenue is allocated to the services based on their relative selling price, subject to the requirement that revenue recognized is limited to the amounts already received from the customer that are not contingent upon the delivery of additional products or services to the customer in the future. We record the sale of equipment to customers as gross revenue when we are the primary obligor in the arrangement, when title is passed and when the products are accepted by customers. For agreements involving the resale of third-party services in which we are not considered the primary obligor of the arrangement, we record the revenue net of the associated costs incurred. For contracts in which we provide customers with an indefeasible right to use network capacity, we recognize revenue ratably over the stated life of the agreement.

We recognize revenues and expenses related to publishing directories on the amortization method, which recognizes revenues and expenses ratably over the life of the directory title, typically 12 months.

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expenses recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Allowance for Doubtful Accounts We record an expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $1,188 at December 31, 2011, and $1,303 at December 31, 2010. Wireless handsets and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were $1,082 as of December 31, 2011, and $1,185 as of December 31, 2010. The remainder of our inventory includes new and reusable supplies and network equipment of our local telephone operations, which are stated principally at average original cost, or specific costs in the case of large individual items. Inventories of our other subsidiaries are stated at the lower of cost or market.

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 2). The cost of additions and substantial improvements to property, plant and equipment is capitalized. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of this plant.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets and are primarily amortized over a three-year period. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

Business Combinations We expense acquisition-related costs and restructuring costs upon incurring them.

Goodwill and Other Intangible Assets AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T brand, and various other finite-lived intangible assets.

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed period of time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and is generally composed of comparing the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments (Wireless, Wireline and Advertising Solutions), to the fair value of those reporting units calculated under a market multiple approach as well as a discounted cash flow approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. We perform our test of the fair values of FCC licenses using a discounted cash flow model. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name. The fair value measurements used are considered Level 3 under the Fair Value and Disclosure framework (see Note 9).

Intangible assets that have finite useful lives are amortized over their useful lives, a weighted average of 8.3 years (7.9 years for customer lists and relationships and 11.2 years for other). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization.

Advertising Costs We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 14).

Foreign Currency Translation We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets. We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a large portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 9).

Pension and Other Postretirement Benefits See Note 11 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions and our policy for recognizing the associated gains and losses.